COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES	3 Months Ended	6 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES
8. COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

Since inception, the Company has rented an office from its related party, Sanhe Dong Yi Glass Machinery Company Limited. The rental period was from June 15, 2013 to June 14, 2014 for a total of $3,965, which was paid in advance.

Capital commitments

The Company purchased property, plant and equipment which the payment was due on May 2014. As of March 31, 2014, the Company has a capital commitment of $15,198, of which $15,030 was paid off before June 30, 2014, and $168 was paid before March 31, 2015.

Credit risk

Cash deposits with banks are held in financial institutions in China, which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

Contingencies

On July 20, 2014, Mr. Zhou Deng Rong, former general manager and former majority shareholder of the Company, received a verbal summon from the Public Security Bureau in Chi Feng city for investigation assistance purposes and Mr. Zhou is being questioned by the authorities. The investigation is related to the initial offering to the Chinese investors by Xiangtian (Beijing) Equity Investment Fund Management Co., Ltd. Mr. Zhou resigned as General Manager and Director of the Company effective July 29, 2014.

The Company has received no notice of any investigation or proceeding with respect to this offering or any other matter and is not aware of any warrant or charges against Mr. Zhou or any notices of any warrant delivered to his family. In addition, no claims have been filed against the Company or any of its affiliates by any shareholder. However, the filing of such a claim or commencement of any governmental investigation or proceeding, even if not justified, could create negative publicity and have a material adverse impact on the Company’s ability to raise additional capital and on the market price of the Company’s common stock. Should any of the allegations or claims be proven, the Company could be adversely affected.

7. COMMITMENTS, CONTINGENCIES, RISKS AND UNCERTAINTIES

Since inception, the Company rented an office from Sanhe Dong Yi Glass Machinery Company Limited (“Sanhe Dong Yi”), a related party. The rental period was from June 15, 2013 to June 14, 2014, and the full rent amount of $3,965 was paid in advance. The remaining amount of $1,387 was recorded as due from related party as of December 31, 2013.

Capital Commitments

The Company purchased property, plant and equipment which the payment was due on May 2014. As of December 31, 2013, the Company has a capital commitment of $129,330, of which $29,165 was paid off before June 30, 2014, and $165 was paid before March 31, 2015.

Credit risk

Cash deposits with banks are held in financial institutions in China, which are not federally insured deposit protection. Accordingly, the Company has a concentration of credit risk related to these uninsured bank deposits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant credit risk in this area.

Contingencies

On July 20, 2014, Mr. Zhou Deng Rong, former general manager and former majority shareholder of the Company, received a verbal summon from the Public Security Bureau in Chi Feng city for investigation assistance purposes and Mr. Zhou is being questioned by the authorities. The investigation is related to the initial offering to the Chinese investors by Xiangtian (Beijing) Equity Investment Fund Management Co., Ltd. Mr. Zhou resigned as General Manager and Director of the Company effective July 29, 2014.

The Company has received no notice of any investigation or proceeding with respect to this offering or any other matter and is not aware of any warrant or charges against Mr. Zhou or any notices of any warrant delivered to his family. In addition, no claims have been filed against the Company or any of its affiliates by any shareholder. However, the filing of such a claim or commencement of any governmental investigation or proceeding, even if not justified, could create negative publicity and have a material adverse impact on the Company’s ability to raise additional capital and on the market price of the Company’s common stock. Should any of the allegations or claims be proven, the Company could be adversely affected.